TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
TAXES ON INCOME [Abstract]
Schedule of Reconciliation of Income Tax Rate
	Year ended December 31,
	2013	2014	2015

Income (loss) before taxes as reported in the statements of operations	$(4,460)	$3,402	$5,031

Tax rate	25%	26.5%	26.5%

Theoretical tax (tax benefit)	$(1,115)	$902	$1,333

Increase (decrease) in taxes:

Non-deductible items	119	746	211
Losses and other items for which a valuation allowance was provided	1,494	939	579
Adjustment of deferred tax balances following a changes in tax rates	(266)	-	-
Realization of carryforward tax losses for which valuation allowance was provided	-	(2,382)	(587)
Changes in valuation allowance	-	(1,034)	(567)
Tax rate differences in subsidiaries	(1)	571	276
Provision for uncertain tax positions	(55)	55	147
Taxes in respect of prior years	(3)	-	7
Tax withheld against which valuation allowance was provided this year	266	391	671
Investment tax credit	(236)	(160)	(158)
Other	(134)	54	11

Taxes on income in the statements of operations	$69	$82	$1,923

Schedule of Income Taxes
	Year ended December 31,
	2013	2014	2015

Current	$213	$1,024	$1,979
Deferred	(144)	(942)	(56)

	$69	$82	$1,923

Domestic	$49	$295	$966
Foreign	20	(213)	957

	$69	$82	$1,923

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2014	2015
Deferred tax assets:
Operating loss carry forwards	$4,837	$6,178
Reserves and tax allowances	4,535	2,646

Total deferred taxes before valuation allowance	9,372	8,824
Valuation allowance	(7,621)	(7,276)

Net deferred tax assets	1,751	1,548

Deferred tax liabilities:
Intangible assets	856	666

Net deferred tax assets	$895	$882

Foreign	$739	$882

Domestic	$156	$-

Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes
	Year ended December 31,
	2013	2014	2015

Domestic	$(2,313)	$(923)	$(1,484)
Foreign	(2,147)	4,325	6,515

	$(4,460)	$3,402	$5,031

Schedule of Reconciliation of Unrecognized Tax Benefits

	December 31,
	2014	2015

Balance at the beginning of the year	$706	$758

Additions based on tax positions taken during a prior period	9	-
Additions based on tax positions taken related to the current year	114	293
Reductions related to settlement of tax matters and limitation	(68)	(146)
Foreign currency translation adjustments	(3)	(12)

Balance at the end of the year	$758	$893